Other Non-Current Assets - Movements in Interest in Joint Ventures and Associates (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Unilever FIMA LDA [member] | Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Capital reduction in Joint venture	€ 64